Statement of Cash Flows (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Warrant share price at $15 | Private Placement
Statement
Exercise price of warrants	$ 15		$ 15
Warrant share price at $15 | Private Placement | Warrants
Statement
Exercise price of warrants		$ 15
Warrant share price at $11.50 | Warrants
Statement
Exercise price of warrants	11.50
Warrant share price at $11.50 | Private Placement | Warrants
Statement
Exercise price of warrants	$ 11.50	$ 11.50